Annual Total Returns (Bar Chart) (Invesco Income Allocation Fund, Class Institutional, Invesco Income Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Income Allocation Fund | Class Institutional, Invesco Income Allocation Fund
'06	11.87%
'07	3.66%
'08	(18.57%)
'09	20.95%
'10	10.30%